Annual Total Returns- JPMorgan Market Expansion Enhanced Index Fund (R2 R6 Shares) [BarChart] - R2 R6 Shares - JPMorgan Market Expansion Enhanced Index Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.20%)	16.44%	35.70%	9.02%	(1.45%)	21.19%	14.04%	(13.69%)	23.70%	9.39%